Deposits for Investment - Schedule of Deposits for Investment (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Deposits for Investment [Line Items]
Deposits for investment		$ 9,177	$ 10,573
Fujian Yingfu Integrated Circuit Co., Ltd. [Member]
Schedule of Deposits for Investment [Line Items]
Deposits for investment	[1]		1,600
Xingqidian [Member]
Schedule of Deposits for Investment [Line Items]
Deposits for investment	[2]	$ 9,177	$ 8,973

[1]	The balance as of December 31, 2024 represented purchase deposit refundable from Fujian Yingfu Integrated Circuit Co., Ltd. The balance was fully collected on July 15, 2025.
[2]	On June 11, 2024, for the purpose of acquiring a land use right to expand the Company’s logistic business, the Company signed 2024 MOU with two shareholders of Xingqidian to acquire 100% equity interest of Xingqidian, which owns land use right and constructed certain office and warehouse on such land use right. In accordance with 2024 MOU, the Company made prepayment of approximately $9.2 million (RMB64.5 million) by December 31, 2025 to secure the transaction.